[logo] LANDMARK(SM) FUNDS
       Advised by Citibank, N.A.

LANDMARK
INSTITUTIONAL
U.S. TREASURY
RESERVES

ANNUAL
REPORT
August 31, 1995

--------------------------------------------------------------------------------
                          A LETTER TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

Dear Shareholder:

     The past year has been one of marked contrasts for the U.S. economy and its financial markets. During the first half of the year, short-term cash equivalent investments such as Landmark Institutional U.S. Treasury Reserves did relatively well as interest rates rose in response to inflation fears, while longer term bonds and stocks fared poorly. As the economy slowed in the second half of the fiscal year, broad measures of stock and bond performance rallied to new highs and yields on most money market investments remained relatively stable.

     The Landmark Funds' investment adviser, Citibank, N.A., manages U.S. Treasury Reserves Portfolio to provide liquidity and as high a level of current income as is consistent with the preservation of capital. The Fund seeks to offer an attractive yield and a competitive expense ratio by investing in a high-quality portfolio composed exclusively of U.S. Treasury securities.

     This Annual Report reviews the Portfolio's investment activities and performance over the past 12 months and provides a summary of Citibank's perspective on and outlook for the financial markets. On behalf of the Board of Trustees of the Landmark Funds, I want to thank you for your confidence and participation. We look forward to serving you in the months and years ahead.




/s/Philip W. Coolidge
----------------------------
   Philip W. Coolidge
   President
   September 20, 1995

Remember that Mutual Fund Shares:
o Are not bank deposits or FDIC insured
o Are not obligations of or guaranteed by Citibank or Citicorp Investment
  Services
o Are subject to investment risks, including possible loss of the principal amount invested

TABLE OF CONTENTS
 1  Letter to Shareholders
----------------------------------------
 2  Market Environment
    Fund Snapshot
----------------------------------------
 3  Fund Quotes
    The Portfolio Manager Responds
    Strategy and Outlook
----------------------------------------
 4  Fund Data
----------------------------------------
LANDMARK INSTITUTIONAL
  U.S. TREASURY RESERVES
----------------------------------------
 5  Statement of Assets and Liabilities
    Statement of Operations
----------------------------------------
 6  Statement of Changes in Net Assets
    Financial Highlights
----------------------------------------
 7  Notes to Financial Statements
----------------------------------------
 9  Independent Auditors' Report
----------------------------------------
U.S. TREASURY RESERVES PORTFOLIO
----------------------------------------
10  Portfolio of Investments
----------------------------------------
11  Statement of Assets and Liabilities
    Statement of Operations
----------------------------------------
12  Statement of Changes in Net Assets
    Financial Highlights
----------------------------------------
13  Notes to Financial Statements
----------------------------------------
14  Independent Auditors' Report

--------------------------------------------------------------------------------
MARKET ENVIRONMENT
--------------------------------------------------------------------------------

     When the Fund's fiscal year began on September 1, 1994, the U.S. economy was growing faster than its available supply of labor and materials, fueling inflation fears. Investors reacted by selling stocks and bonds and shifting assets to short-term money market securities. As a result, stocks and bonds provided below-average returns in 1994 while yields on U.S. Treasury bills and other cash equivalents rose.

     In the face of these inflationary pressures, the Federal Reserve Board continued to raise short-term interest rates in an effort to slow the rate of economic growth enough to forestall a further acceleration of inflation. By the beginning of 1995, signs began to emerge that the economy was indeed slowing to a pace below the rate at which inflationary pressures become a problem. As the rate of economic growth moderated and the likelihood of further interest-rate hikes receded, yields on U.S. Treasury securities generally declined during the second half of the Fund's fiscal year.

     The Federal Reserve's monetary policy did not affect all U.S. Treasury securities equally, however. As the economy slowed and investors began to anticipate the first reduction in key short-term interest rates in almost two years, yields on longer term U.S. Treasury bills began to decline faster than their shorter term counterparts, reducing the yield spread between the long and short ends of the maturity spectrum. Later in the period, the reverse was true: spreads widened after the Federal Reserve lowered interest rates in July as investors anticipated a modest economic rebound.

--------------------------------------------------------------------------------
FUND SNAPSHOT
--------------------------------------------------------------------------------
COMMENCEMENT OF OPERATIONS
October 2, 1992

NET ASSETS AS OF 8/31/95
$120.7 million

FUND OBJECTIVE
To provide liquidity and as high a level of current income from U.S. Government obligations as is consistent with the preservation of capital.

DIVIDENDS
Declared daily, paid monthly

BENCHMARK
o Lipper U.S. Treasury Money Market Funds Average

INVESTMENT ADVISER,
U.S. TREASURY RESERVES PORTFOLIO
Citibank, N.A.

--------------------------------------------------------------------------------
FUND QUOTES FROM THE PORTFOLIO MANAGER
--------------------------------------------------------------------------------

"Money market funds outperformed both stocks and bonds during the last four months of 1994, helping shareholders preserve their capital during a period of volatility in the longer term markets."

"The Fund extended its average maturity to the long end of its range during most of the first half of 1995 to take advantage of higher yields available in longer-term Treasury securities."

"Looking forward, we expect interest rates to decline modestly if the Federal Reserve eases monetary policy in response to a weakening economy."

--------------------------------------------------------------------------------
THE PORTFOLIO MANAGER RESPONDS
--------------------------------------------------------------------------------

     We carefully monitored the various influences affecting the short-term fixed-income marketplace during the year and took action opportunistically. For example, in March when the economy was slowing and yield spreads were relatively wide, we extended maturities to the longer end of the Portfolio's maturity range to lock in higher yields before interest rates declined. Conversely, we reduced the Portfolio's average maturity to a more neutral position in July as signs of renewed economic strength caused yield spreads to narrow, enabling us to keep funds available for higher yielding securities as they became available if interest rates rose.

--------------------------------------------------------------------------------
STRATEGY AND OUTLOOK
--------------------------------------------------------------------------------

     Our forecast for the U.S. economy calls for slow-but-positive growth over the near term. The Federal Reserve appears to have been successful in its efforts to slow the U.S. economy to non-inflationary levels without causing a recession, and, despite July's modest interest-rate reduction, we expect monetary policy to remain unchanged over the next few months. As long as the economy does not heat up unexpectedly, yields on U.S. Treasury bills should remain near current levels over the near term.

     Over the longer term, we expect the Federal Reserve to resume easing if the U.S. economy shows further signs of weakness. The prospect of recession is unacceptable to many in Washington, D.C., especially in an election year. We believe, therefore, that lower yields are more likely than higher yields over the intermediate term. Accordingly, we will adjust the Portfolio's average maturity opportunistically to maximize yields without sacrificing either preservation of capital or the Portfolio's AAA rating.*

*Although the Fund is permitted by prospectus to extend its average maturity to as much as 90 days, we do not anticipate exceeding an average weighted maturity of 60 days in order to maintain our current Aaa rating with Moody's and AAAm rating with Standard & Poor's.

--------------------------------------------------------------------------------
  FUND DATA All Periods Ended August 31, 1995
--------------------------------------------------------------------------------
                                                          TOTAL RETURNS
                                                    ---------------------------
                                                                        SINCE
                                                     ONE              10/2/92
                                                     YEAR            INCEPTION*
                                                    ------           ----------
Landmark Institutional U.S. Treasury Reserves....    5.33%              3.92%
Lipper Taxable Institutional U.S. Treasury
 Money Market Funds Average......................    5.30%              3.81%+
* Annualized
+ From 9/30/92

7-DAY YIELDS
----------
Annualized Current      5.31%
Effective               5.45%

The Annualized Current 7-Day Yield reflects the amount of income generated by the investment during the seven-day period and assumes that the income is generated each week over a 365 day period. The yield is shown as a percentage of the investment.

The Effective 7-Day Yield is calculated similarly, but when annualized the income earned by the investment during the seven-day period is assumed to be reinvested.

The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.


IMPORTANT TAX INFORMATION
-------------------------
For the fiscal year ended August 31, 1995, the Fund paid $0.05200 per share to shareholders from net investment income. For such period, 100% of income dividends paid were derived from interest earned from U.S. Treasury Bills, Notes and Bonds.

NOTES: The Fund seeks to maintain a stable $1.00 per share price, although there is no assurance that this will be so on a continuing basis. Fund shares are not insured or guaranteed by the U.S. Government. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns and yields would have been lower.

--------------------------------------------------------------------------------
 Landmark Institutional U.S. Treasury Reserves
--------------------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES August 31, 1995
--------------------------------------------------------------------------------
ASSETS:
Investment in U.S. Treasury Reserves Portfolio,
 at value (Note 1)...........................................     $120,788,241
                                                                  ------------
LIABILITIES:
Dividend payable.............................................            9,900
Accrued expenses and other liabilities.......................           47,019
                                                                  ------------
  Total liabilities..........................................           56,919
                                                                  ------------
NET ASSETS for 120,731,322 shares of beneficial
  interest outstanding.......................................     $120,731,322
                                                                  ============
NET ASSETS CONSIST OF:
Paid-in capital..............................................     $120,731,322
                                                                  ============
NET ASSET VALUE, OFFERING PRICE, AND
 REDEMPTION PRICE PER SHARE..................................        $1.00
                                                                     =====
--------------------------------------------------------------------------------
 Landmark Institutional U.S. Treasury Reserves
--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS For the Year Ended August 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME (Note 1A):
Income from U.S. Treasury Reserves Portfolio........ $7,836,653
Allocated expenses from U.S. Treasury
 Reserves Portfolio.................................   (142,951)
                                                     ----------
   Net investment income from U.S. Treasury
     Reserves Portfolio.............................                $7,693,702

EXPENSES:
Shareholder Servicing Agents' fees (Note 3B)........    429,200
Administrative fees (Note 3A).......................    214,600
Distribution fees (Note 4)..........................    143,067
Custodian fees......................................     19,843
Auditing fees.......................................     15,100
Transfer agent fees.................................     13,000
Shareholder reports.................................      9,977
Trustee fees........................................      9,486
Legal fees..........................................      4,521
Miscellaneous.......................................      6,293
                                                       --------
   Total expenses...................................    865,087
Less aggregate amounts waived by Administrator,
  Shareholder Servicing Agents and Distributor
  (Notes 3A, 3B, and 4).............................   (651,302)
                                                       --------
   Net expenses.....................................                   213,785
                                                                    ----------
   Net investment income............................                $7,479,917
                                                                    ==========
See notes to financial statements

--------------------------------------------------------------------------------
 Landmark Institutional U.S. Treasury Reserves
--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                 YEAR ENDED AUGUST 31,
                                            ------------------------------
                                                 1995             1994
                                               --------         --------
FROM INVESTMENT ACTIVITIES (Note 2):
Net investment income, declared as
 dividends to shareholders................. $  7,479,917     $   3,191,466
                                            ============     =============
TRANSACTIONS IN SHARES OF BENEFICIAL
 INTEREST AT NET ASSET VALUE OF $1.00 PER
 SHARE (Note 5):
Proceeds from sale of shares............... $575,591,194     $ 572,823,965
Net asset value of shares issued to
 shareholders from reinvestment
  of dividends ............................    7,316,670         3,179,477
Cost of shares repurchased................. (613,087,324)     (473,567,788)
                                            ------------     -------------
NET INCREASE (DECREASE) IN NET ASSETS .....  (30,179,460)      102,435,654
NET ASSETS:
Beginning of period........................  150,910,782        48,475,128
                                            ------------     -------------
End of period.............................. $120,731,322     $ 150,910,782
                                            ============     =============

-------------------------------------------------------------------------------
 Landmark Institutional U.S. Treasury Reserves
-------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

                                                                                                      OCTOBER 2, 1992
                                                                                                      (COMMENCEMENT
                                               YEAR ENDED       YEAR ENDED    EIGHT MONTHS ENDED     OF OPERATIONS) TO
                                             AUGUST 31, 1995  AUGUST 31, 1994   AUGUST 31, 1993      DECEMBER 31, 1992
                                             ---------------  --------------- ------------------     ----------------
Net Asset Value, beginning of period........    $1.00000         $1.00000          $1.00000              $1.00000
Net investment income.......................     0.05200          0.03312           0.01974               0.00736
Less dividends from net
  investment income ........................    (0.05200)        (0.03312)         (0.01974)             (0.00736)
                                                --------         --------          --------              --------
 Net Asset Value, end of period.............    $1.00000         $1.00000          $1.00000              $1.00000
                                                ========         ========          ========              ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)...    $120,731         $150,911           $48,475               $13,594
Ratio of expenses to average net assets<F1>.       0.25%            0.23%             0.20%<F2>             0.20%<F2>
Ratio of net investment income to average
 net assets.................................       5.23%            3.40%             2.99%<F2>              3.20%<F2>
Total return................................       5.33%            3.36%             3.01%<F2>              3.19%<F2>
Note: If agents of the Fund and agents of U.S. Treasury Reserves Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:
Net investment income per share............     $0.04593         $0.02679          $0.01208              $0.00359
RATIOS:
Expenses to average net assets<F1>.........        0.85%            0.88%             1.36%<F2>             1.85%<F2>
Net investment income to average
  net assets ..............................        4.62%            2.75%             1.83%<F2>             1.56%<F2>

<F1> Includes the Fund's share of U.S. Treasury Reserves Portfolio's allocated expenses.
<F2> Annualized.
See notes to financial statements

--------------------------------------------------------------------------------
  Landmark Institutional U.S. Treasury Reserves
--------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

(1) SIGNIFICANT ACCOUNTING POLICIES
Landmark Institutional U.S. Treasury Reserves (the "Fund") is a diversified separate series of Landmark Institutional Trust (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund invests all of its investable assets in U.S. Treasury Reserves Portfolio (the "Portfolio"), a management investment company for which Citibank, N.A. ("Citibank") serves as Investment Adviser. The Landmark Funds Broker-Dealer Services, Inc. ("LFBDS") acts as the Trust's Administrator and Distributor. Citibank also serves as Sub-Administrator and makes Fund shares available to customers through various Shareholder Servicing Agents.

The Trust seeks to achieve the Fund's investment objective of providing shareholders with liquidity and as high a level of current income from U.S. Government obligations as is consistent with preservation of capital by investing all of its investable assets in the Portfolio, an open-end, diversified management investment company having the same investment objective as the Fund. The value of such investment reflects the Fund's proportionate interest (14.5% at August 31, 1995) in the net assets of the Portfolio.

The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The significant accounting policies consistently followed by the Fund are in conformity with generally accepted accounting principles and are as follows:

A. INVESTMENT INCOME -- The Fund earns income, net of Portfolio expenses, daily on its investment in the Portfolio.

B. FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its taxable income. Accordingly, no provision for federal income or excise tax is necessary.

C. EXPENSES -- The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and LFBDS. Expenses incurred by the Trust with respect to any two or more Funds in a series are allocated in proportion to the average net assets of each Fund, except where allocations of direct expenses to each Fund can otherwise be made fairly. Expenses directly attributable to a Fund are charged to that Fund.

D. OTHER -- All the net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio at the time of such determination.

(2) DIVIDENDS
The net income of the Fund is determined once daily, as of 12:00 noon, New York City time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder's Shareholder Servicing Agent) on or prior to the last business day of the month.

(3) ADMINISTRATIVE SERVICES PLAN
The Trust has adopted an Administrative Services Plan which provides that the Trust, on behalf of each Fund, may obtain the services of an Administrator, one or more Shareholder Servicing Agents, and other Servicing Agents and may enter into agreements providing for the payment of fees for such services. Under the Trust's Administrative Services Plan, the aggregate of the fee paid to the Administrator from the Fund and of the fees paid to the Shareholder Servicing Agents from the Fund under such plan may not exceed 0.45% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year.

A. ADMINISTRATIVE FEES -- Under the terms of an Administrative Services Agreement, LFBDS is entitled to an administrative fee from the Fund, as compensation for overall administrative services and general office facilities, which is accrued daily and paid monthly at the annual rate of 0.15% of the Fund's average daily net assets. The administrative fee amounted to $214,600, of which $80,255 was voluntarily waived for the year ended August 31, 1995. Citibank acts as Sub-Administrator and performs such duties and receives such compensation from LFBDS as from time to time is agreed to by LFBDS and Citibank. The Fund pays no compensation directly to any Trustee or to any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Administrator or its affiliates.

B. SHAREHOLDER SERVICING FEES -- The Trust, on behalf of the Fund, has entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which the Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives fees from the Fund, which may be paid periodically, which may not exceed, on an annualized basis, an amount equal to 0.30% of the average daily net assets of the Fund represented by shares owned during the period for which payment is being made by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. The Shareholder Servicing Agent fees amounted to $429,200, all of which was voluntarily waived for the year ended August 31, 1995.

(4) DISTRIBUTION FEES
The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund reimburses the Distributor for expenses incurred or anticipated in connection with the sale of shares of the Fund, limited to an annual rate of 0.10% of the average daily net assets of the Fund. The Fund accrued fees for these services aggregating $143,067, of which $141,847 was voluntarily waived for the year ended August 31, 1995.

(5) SHARES OF BENEFICIAL INTEREST
The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest ($0.00001 par value).

(6) INVESTMENT TRANSACTIONS
Increases and decreases in the Fund's investment in the Portfolio aggregated $465,573,410 and $503,466,918, respectively, for the year ended August 31, 1995.

--------------------------------------------------------------------------------
 Landmark Institutional U.S. Treasury Reserves
--------------------------------------------------------------------------------
 INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

TO THE TRUSTEES AND SHAREHOLDERS OF LANDMARK INSTITUTIONAL
  U.S. TREASURY RESERVES:

     We have audited the accompanying statement of assets and liabilities of Landmark Institutional U.S. Treasury Reserves (the "Fund"), a separate series of Landmark Institutional Trust (the "Trust") (a Massachusetts business trust), as of August 31, 1995, the related statement of operations for the year then ended, the statement of changes in net assets for the years ended August 31, 1995 and 1994 and the financial highlights for the years ended August 31, 1995 and 1994, the eight months ended August 31, 1993 and the period from October 2, 1992 (Commencement of Operations) to December 31, 1992. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion of these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Landmark Institutional U.S. Treasury Reserves at August 31, 1995, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
October 9, 1995

--------------------------------------------------------------------------------
 U.S. Treasury Reserves Portfolio
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS     August 31, 1995
--------------------------------------------------------------------------------

                                                   PRINCIPAL
                                                    AMOUNT
ISSUER                                           (000S OMITTED)    VALUE
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 105.9%
--------------------------------------------------------------------------------

U.S. TREASURY BILLS - 99.8%
     due 9/21/1995...........................      $34,009     $ 33,907,937
     due 9/28/1995...........................      120,485      119,998,077
     due 10/05/1995..........................       43,490       43,268,506
     due 10/12/1995..........................       70,000       69,568,703
     due 10/19/1995..........................      184,155      182,819,403
     due 10/26/1995..........................      115,605      114,650,087
     due 11/02/1995..........................      105,000      104,035,254
     due 11/16/1995..........................      110,110      108,838,950
     due 12/14/1995..........................       54,375       53,525,467
                                                               ------------
                                                                830,612,384
                                                               ------------
U.S. TREASURY NOTES - 6.1%
     9.25% due 1/15/1996.....................       50,000       50,623,642
                                                               ------------

TOTAL INVESTMENTS, AT AMORTIZED COST ....   105.9%              881,236,026
OTHER ASSETS, LESS LIABILITIES ..........    (5.9)              (48,977,649)
                                            -----              ------------
NET ASSETS ..............................   100.0%             $832,258,377
                                            =====              ============

See notes to financial statements

--------------------------------------------------------------------------------
  U.S. Treasury Reserves Portfolio
--------------------------------------------------------------------------------
  STATEMENT OF ASSETS AND LIABILITIES August 31, 1995
--------------------------------------------------------------------------------

ASSETS:
Investments, at amortized cost and value (Note 1A)........     $881,236,026
Cash......................................................           54,248
Interest receivable.......................................          603,261
Deferred organization expenses (Note 1D)..................            1,210
                                                               ------------
  Total assets............................................      881,894,745
                                                               ------------
LIABILITIES:
Payable for investments purchased.........................       49,545,333
Payable to affiliate  investment advisory fee (Note 2A)...           41,524
Accrued expenses and other liabilities....................           49,511
                                                               ------------
  Total liabilities.......................................       49,636,368
                                                               ------------
NET ASSETS................................................     $832,258,377
                                                               ============
REPRESENTED BY:
Paid-in capital for beneficial interests..................     $832,258,377
                                                               ============

--------------------------------------------------------------------------------
  U.S. Treasury Reserves Portfolio
--------------------------------------------------------------------------------
  STATEMENT OF OPERATIONS
  For the Year Ended August 31, 1995
--------------------------------------------------------------------------------

INTEREST INCOME (Note 1B)...........................            $41,794,322

EXPENSES:
Investment Advisory fees (Note 2A).................. $1,148,418
Administrative fees (Note 2B).......................    382,806
Custodian fees......................................    257,830
Auditing fees.......................................     21,800
Trustee fees........................................     15,714
Legal fees..........................................     11,529
Amortization of organization expenses (Note 1D).....      4,307
Miscellaneous.......................................     58,728
                                                     ----------
  Total expenses....................................  1,901,132
  Less aggregate amount waived by Investment
    Adviser and Administrator (Notes 2A and 2B)..... (1,135,911)
                                                     ----------
  Net expenses......................................                765,221
                                                                -----------
  Net investment income.............................            $41,029,101
                                                                ===========

See notes to financial statements

--------------------------------------------------------------------------------
  U.S. Treasury Reserves Portfolio
--------------------------------------------------------------------------------
  STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      YEAR ENDED AUGUST 31,
                                                  ----------------------------
                                                     1995              1994
                                                  ----------        ----------
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS:
Net investment income........................ $    41,029,101   $    19,484,825
                                              ---------------   ---------------
CAPITAL TRANSACTIONS:
Proceeds from contributions..................   2,996,270,146     1,195,331,966
Value of withdrawals.........................  (2,931,609,982)   (1,010,065,239)
                                                -------------   ---------------
  Net increase in net assets from capital
    transactions.............................      64,660,164       185,266,727
                                                -------------   ---------------
NET INCREASE IN NET ASSETS...................     105,689,265       204,751,552
NET ASSETS:
Beginning of period..........................     726,569,112       521,817,560
                                                -------------   ---------------
End of period................................ $   832,258,377   $   726,569,112
                                              ===============   ===============

--------------------------------------------------------------------------------
  U.S. Treasury Reserves Portfolio
--------------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                     MARCH 1, 1991
                                     YEAR ENDED AUGUST 31,                                           (COMMENCEMENT
                                    ----------------------   EIGHT MONTHS ENDED    YEAR ENDED       OF OPERATIONS) TO
                                     1995            1994      AUGUST 31, 1993   DECEMBER 31, 1992  DECEMBER 31, 1991
                                    ------          ------   ------------------  -----------------  ----------------
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period
 (000s omitted)..............      $832,258         $726,569        $521,818         $590,769           $675,332
Ratio of expenses to average
 net assets                           0.10%            0.12%           0.20%<F1>        0.24%              0.19%<F1>
Ratio of net investment
  income to average net
  assets.....................         5.36%            3.43%           2.96%<F1>        3.59%              5.26%<F1>

Note: If the agents of the Portfolio had not voluntarily waived a portion of their fees for the periods indicated, the ratios would have been as follows:

RATIOS:
Expenses to average net assets.       0.25%            0.26%           0.25%<F1>        0.25%              0.25%<F1>
Net investment income to
  average net assets.........         5.21%            3.30%           2.91%<F1>        3.58%              5.19%<F1>

<F1> Annualized.

See notes to financial statements

--------------------------------------------------------------------------------
  U.S. Treasury Reserves Portfolio
--------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

(1) SIGNIFICANT ACCOUNTING POLICIES
U.S. Treasury Reserves Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Landmark Funds Broker-Dealer Services, Inc. (LFBDS) acts as the Portfolios Administrator and Citibank, N.A. (Citibank) acts as the Investment Adviser.

The significant accounting policies consistently followed by the Portfolio are in conformity with generally accepted accounting principles and are as follows:

A. VALUATION OF INVESTMENTS - Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolios use of amortized cost is subject to the Portfolios compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

B. INTEREST INCOME AND EXPENSES - Interest income consists of interest accrued and discount earned (including both original issue and market discount), adjusted for amortization of premium, on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily.

C. FEDERAL INCOME TAXES - The Portfolios policy is to comply with the applicable provisions of the Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

D. DEFERRED ORGANIZATION EXPENSES - Expenses incurred by the Portfolio in connection with its organization have been deferred and are being amortized on a straight-line basis not to exceed five years.

E. OTHER - Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

(2) INVESTMENT ADVISORY FEES AND ADMINISTRATIVE FEES
A. INVESTMENT ADVISORY FEES - The investment advisory fees paid to Citibank, as compensation for overall investment management services, amounted to $1,148,418, of which $753,105 was voluntarily waived for the year ended August 31, 1995. The investment advisory fee is computed at an annual rate of 0.15% of the Portfolios average daily net assets.

B. ADMINISTRATIVE FEES - Under the terms of an Administrative Services Agreement, the administrative fee paid to the Administrator, as compensation for overall administrative services and general office facilities, is accrued daily and paid monthly at the annual rate of 0.05% of the Portfolios average daily net assets. The administrative fee amounted to $382,806, all of which was voluntarily waived for the year ended August 31, 1995. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Administrator or its affiliates.

(3) INVESTMENT TRANSACTIONS
Purchases, maturities and sales of U.S. Treasury obligations, aggregated $9,905,935,862 and $9,782,029,952, respectively, for the year ended August 31, 1995.

(4) LINE OF CREDIT
The Portfolio, along with other Landmark Funds, entered into an agreement with a bank which allows the Funds collectively to borrow up to $40 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. In addition, the $15 million committed portion of the line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended August 31, 1995, the commitment fee allocated to the Portfolio was $5,418. Since the line of credit was established, there have been no borrowings.

--------------------------------------------------------------------------------
 U.S. Treasury Reserves Portfolio
--------------------------------------------------------------------------------
 INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

TO THE TRUSTEES AND INVESTORS OF U.S. TREASURY RESERVES PORTFOLIO:

     We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of U.S. Treasury Reserves Portfolio (a New York Trust) as of August 31, 1995, the related statement of operations for the year then ended, the statement of changes in net assets for the years ended August 31, 1995 and 1994 and the financial highlights for each of the years in the two-year period ended August 31, 1995, the eight months ended August 31, 1993, the year ended December 31, 1992 and the period from March 1, 1991 (Commencement of Operations) to December 31, 1991. These financial statements and financial highlights are the responsibility of the Trusts management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of August 31, 1995, by correspondence with the Custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of U.S. Treasury Reserves Portfolio at August 31, 1995, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
October 9, 1995

---------------------------------------------------
  SHAREHOLDER
  SERVICING AGENTS
---------------------------------------------------

FOR CITIBANK PRIVATE BANKING CLIENTS:
Citibank, N.A.
The Citibank Private Bank
153 East 53rd Street, New York, NY 10043
Call Your Citibank Private Banking Account Officer,
Investment Specialist or (212) 559-5959

FOR CITIBANK GLOBAL ASSET MANAGEMENT CLIENTS:
Citibank, N.A.
Citibank Global Asset Management
153 East 53rd Street, New York, NY 10043
(212) 559-7117

FOR CITIBANK NORTH AMERICAN
INVESTOR SERVICES CLIENTS:
Citibank, N.A.
111 Wall Street, New York, NY 10043
Call Your Account Manager or (212) 657-9100


---------------------------------------------------
[LOGO]   LANDMARK
         FUNDS

MONEY MARKET FUNDS:
Cash Reserves
Premium Liquid Reserves
Institutional Liquid Reserves

U.S. Treasury Reserves
Premium U.S. Treasury Reserves
Institutional U.S. Treasury Reserves

Tax Free Reserves
California Tax Free Reserves
Connecticut Tax Free Reserves
New York Tax Free Reserves

STOCK & BOND FUNDS:
U.S. Government Income Fund
Intermediate Income Fund
National Tax Free Income Fund
New York Tax Free Income Fund

Balanced Fund
Equity Fund
International Equity Fund
Small Cap Equity Fund
Emerging Asian Markets Equity Fund
---------------------------------------------------

TRUSTEES AND OFFICERS
Philip W. Coolidge*, President
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley

ASSISTANT TREASURER
Barbara M. O'Dette*

ASSISTANT SECRETARIES
Susan Jakuboski*
Molly S. Mugler*

*Affiliated Person of Administrator and Distributor

----------------------| |--------------------------

INVESTMENT ADVISER
(OF U.S. TREASURY RESERVES PORTFOLIO)
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

ADMINISTRATOR AND DISTRIBUTOR
The Landmark Funds Broker-Dealer Services, Inc.
6 St. James Avenue, Boston, MA 02116
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
Deloitte & Touche LLP
125 Summer Street, Boston, MA 02110

LEGAL COUNSEL
Bingham, Dana & Gould
150 Federal Street, Boston, MA 02110

----------------------| |--------------------------

SHAREHOLDER SERVICING AGENTS
(See Inside of Cover)

This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

This Report is Prepared & Printed on Recycled Paper [RECYCLE LOGO]
IM/IUST/A/95

[logo] LANDMARK(SM) FUNDS
       Advised by Citibank, N.A.

INSTITUTIONAL

LANDMARK
INSTITUTIONAL
LIQUID RESERVES

ANNUAL REPORT

August 31, 1995

--------------------------------------------------------------------------------
                          A LETTER TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------


Dear Shareholder:

     The past year has been one of marked contrasts for the U.S. economy and its financial markets. During the first half of the year, short-term cash equivalent investments such as Landmark Institutional Liquid Reserves did relatively well as interest rates rose in response to inflation fears, while longer term bonds and stocks fared poorly. As the economy slowed in the second half of the fiscal year, broad measures of stock and bond performance rallied to new highs and yields on most money market investments remained relatively stable.

     The Landmark Funds' investment adviser, Citibank, N.A., manages Cash Reserves Portfolio to provide liquidity and as high a level of current income as is consistent with the preservation of capital. The Fund seeks to offer an attractive yield by investing in a high-quality portfolio of short-term domestic and foreign dollar-denominated money market instruments.

     This Annual Report reviews the Portfolio's investment activities and performance over the past 12 months and provides a summary of Citibank's perspective on and outlook for the financial markets. On behalf of the Board of Trustees of the Landmark Funds, I want to thank you for your confidence and participation. We look forward to serving you in the months and years ahead.


/s/ Philip W. Coolidge
    Philip W. Coolidge
    President
    September 20, 1995

Remember that Mutual Fund Shares:
o Are not bank deposits or FDIC insured
o Are not obligations of or guaranteed by Citibank or Citicorp Investment
  Services
o Are subject to investment risks, including possible loss of the principal amount invested


TABLE OF CONTENTS
 1   Letter to Shareholders
-----------------------------------------
 2   Market Environment
     Fund Snapshot
-----------------------------------------
 3   Fund Quotes
     The Portfolio Manager Responds
     Strategy and Outlook
-----------------------------------------
 4   Fund Data
     7-Day Yield Comparisons

LANDMARK INSTITUTIONAL
LIQUID RESERVES
-----------------------------------------
 5   Statement of Assets and Liabilities
     Statement of Operations
-----------------------------------------
 6   Statement of Changes in Net Assets
     Financial Highlights
-----------------------------------------
 7   Notes to Financial Statements
-----------------------------------------
 8   Independent Auditors' Report
-----------------------------------------
     CASH RESERVES PORTFOLIO
-----------------------------------------
 9   Portfolio of Investments
-----------------------------------------
11   Statement of Assets and Liabilities
     Statement of Operations
-----------------------------------------
12   Statement of Changes in Net Assets
     Financial Highlights
-----------------------------------------
13   Notes to Financial Statements
-----------------------------------------
14   Independent Auditors' Report

--------------------------------------------------------------------------------
MARKET ENVIRONMENT
--------------------------------------------------------------------------------

     When the Fund's fiscal year began on September 1, 1994, the U.S. economy was growing faster than its available supply of labor and materials, fueling inflation fears. Investors reacted by selling stocks and bonds and shifting assets to short-term money market securities. As a result, stocks and bonds provided below-average returns in 1994 while yields on U.S. Treasury bills, commercial paper and other cash equivalents rose.

     In the face of these inflationary pressures, the Federal Reserve Board continued to raise short-term interest rates in an effort to slow the rate of economic growth enough to forestall a further acceleration of inflation. By the beginning of 1995, signs began to emerge that the economy was indeed slowing to a pace below the rate at which inflationary pressures become a problem. As the rate of economic growth moderated and the likelihood of further interest-rate hikes receded, yields on money market securities generally declined during the second half of the Fund's fiscal year.

     The Federal Reserve's monetary policy did not affect all money market securities equally, however. As the economy slowed and investors began to anticipate the first reduction in key short-term interest rates in almost two years, yields on longer term money market securities began to decline faster than their shorter term counterparts, reducing the yield spread between the long and short ends of the money market maturity spectrum. By the same token, the differences in yields between U.S. Treasury bills and commercial paper also narrowed as the economy slowed. Later in the period, the reverse was true: spreads widened after the Federal Reserve lowered interest rates in July as investors anticipated a modest economic rebound.

--------------------------------------------------------------------------------
FUND SNAPSHOT
--------------------------------------------------------------------------------

COMMENCEMENT OF OPERATIONS
October 2, 1992

NET ASSETS AS OF 8/31/95
$1,480.1 million

FUND OBJECTIVE
To provide its shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital.

DIVIDENDS
Declared daily, paid monthly

BENCHMARKS
o Lipper Taxable Institutional Money Market Funds Average
o IBC/Donoghue Institutional Taxable Money Market Funds Average

INVESTMENT ADVISER, CASH RESERVES PORTFOLIO
Citibank, N.A.

--------------------------------------------------------------------------------
FUND QUOTES FROM THE PORTFOLIO MANAGER
--------------------------------------------------------------------------------

"Money market funds outperformed both stocks and bonds during the last four months of 1994, helping shareholders preserve their capital during a period of volatility in the longer term markets."

"The Fund extended its average maturity to the long end of its range during most of the first half of 1995 to take advantage of higher yields among longer-dated money market securities."

"Looking forward, we expect interest rates to decline modestly if the Federal Reserve eases monetary policy in response to a weakening economy."

--------------------------------------------------------------------------------
THE PORTFOLIO MANAGER RESPONDS
--------------------------------------------------------------------------------

     We carefully monitored the various influences affecting the short-term fixed-income marketplace during the year and took action opportunistically. For example, in March when the economy was slowing and yield spreads were relatively wide, we extended maturities to the longer end of the Portfolio's maturity range to lock in higher yields before interest rates declined. Conversely, we reduced the Portfolio's average maturity to a more neutral position in July as signs of renewed economic strength caused yield spreads to narrow, enabling us to keep funds available for higher yielding securities if interest rates rose.

     We also sought to enhance yields incrementally allocating funds among the various sectors of the short-term fixed-income marketplace. For example, in May when the yield spreads between U.S. Treasury bills and other comparable-maturity money market securities were wide, the Portfolio's assets were predominantly invested in the higher yielding money market securities. But when spreads narrowed in July and August, the Portfolio increased its position in longer dated Treasury holdings.

--------------------------------------------------------------------------------
STRATEGY AND OUTLOOK
--------------------------------------------------------------------------------

     Our forecast for the U.S. economy calls for slow-but-positive growth over the near term. The Federal Reserve appears to have been successful in its efforts to slow the U.S. economy to non-inflationary levels without causing a recession, and, despite July's modest interest-rate reduction, we expect monetary policy to remain unchanged over the next few months. As long as the economy does not pick up unexpectedly, money market yields should remain near current levels over the near term.

     Over the longer term, we expect the Federal Reserve to resume easing if the U.S. economy shows further signs of weakness. The prospect of recession is unacceptable to many in Washington, D.C., especially in an election year. We believe, therefore, that lower yields are more likely than higher yields over the intermediate term. Accordingly, we will adjust the Portfolio's average maturity and asset mix opportunistically to maximize yields without sacrificing preservation of capital.

--------------------------------------------------------------------------------
FUND DATA All Periods Ended August 31, 1995
--------------------------------------------------------------------------------

                                                                                 TOTAL RETURNS
                                                                            ----------------------
                                                                                           SINCE
                                                                            ONE          10/2/92
                                                                            YEAR        (INCEPTION)<F1>
                                                                            -----       ----------
Landmark Institutional Liquid Reserves............................          5.85%         4.26%
Lipper Taxable Institutional Money Market Funds Average...........          5.50%         3.95%<F2>

<F1> Average Annual Total Return
<F2> From 9/30/92

7-DAY YIELDS
----------
Annualized Current           5.82%
Effective                    5.99%

The Annualized Current 7-Day Yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365 day period. The yield is shown as a percentage of the investment.

The Effective 7-Day Yield is calculated similarly, but when annualized the income earned by the investment during that seven-day period is assumed to be reinvested.

The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

IMPORTANT TAX INFORMATION
-------------------------
For the fiscal year ended August 31, 1995, the Fund paid $0.05698 per share to shareholders from net investment income. For such period 8.60% of dividends paid were derived from interest earned from U.S. Government and U.S. Government agency obligations. The Fund designates for income tax purposes $95,293 of its capital gains distributions as long term capital gains.

--------------------------------------------------------------------------------
7-DAY YIELD COMPARISONS
--------------------------------------------------------------------------------

As the graph illustrates, Landmark Institutional Liquid Reserves generally provided a higher annualized seven-day yield than the average of comparable Money Market Funds, as published in IBC\Donoghue's Money Fund Report over most of the one year period.

COMPARISON OF 7-DAY YIELD FOR LANDMARK INSTITUTIONAL LIQUID RESERVES VS. IBC/DONOGHUE INSTITUTIONAL TAXABLE MONEY MARKET FUNDS AVERAGE

                              IBC/Donoghue
                 Landmark     Institutional
              Institutional   Taxable Money
                  Liquid      Market Funds
                 Reserves        Average

  9/6/94          4.75%         4.43%
  9/13/94         4.73%         4.45%
  9/20/94         4.77%         4.48%
  9/27/94         4.78%         4.52%
  10/4/94         4.84%         4.58%
 10/11/94         4.81%         4.60%
 10/18/94         4.83%         4.62%
 10/25/94         4.77%         4.65%
  11/1/94         4.91%         4.70%
  11/8/94         4.77%         4.70%
 11/15/94         4.94%         4.80%
 11/22/94         5.25%         5.06%
 11/29/94         5.43%         5.15%
  12/6/94         5.39%         5.22%
 12/13/94         5.46%         5.30%
 12/20/94         5.48%         5.37%
 12/27/94         5.54%         5.43%
  1/3/95          5.67%         5.52%
  1/10/95         5.52%         5.50%
  1/17/95         5.48%         5.50%
  1/24/95         5.55%         5.50%
  1/31/95         5.77%         5.56%
  2/7/95          5.97%         5.70%
  2/14/95         6.07%         5.75%
  2/21/95         6.13%         5.81%
  2/28/95         6.13%         5.81%
  3/7/95          6.13%         5.80%
  3/14/95         6.14%         5.81%
  3/21/95         6.18%         5.82%
  3/28/95         6.21%         5.85%
  4/4/95          6.21%         5.88%
  4/11/95         6.14%         5.82%
  4/18/95         6.17%         5.83%
  4/25/95         6.14%         5.81%
  5/2/95          6.19%         5.83%
  5/9/95          6.15%         5.81%
  5/16/95         6.16%         5.81%
  5/23/95         6.09%         5.79%
  5/30/95         6.15%         5.80%
  6/6/95          6.11%         5.78%
  6/13/95         6.12%         5.64%
  6/20/95         6.10%         5.77%
  6/27/95         6.05%         5.75%
  7/4/95          6.11%         5.76%
  7/11/95         6.06%         5.70%
  7/18/95         5.91%         5.63%
  7/25/95         5.88%         5.61%
  8/1/95          5.86%         5.61%
  8/8/95          5.84%         5.57%
  8/15/95         5.82%         5.55%
  8/22/95         5.84%         5.54%
  8/29/95         5.82%         5.54%


Notes: The Fund seeks to maintain a stable $1.00 per share price, although there is no assurance that this will be so on a continuing basis. Fund shares are not insured or guaranteed by the U.S. Government. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns would have been lower and the 7-day annualized current yield would have been 5.77%.

--------------------------------------------------------------------------------
Landmark Institutional Liquid Reserves
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES August 31, 1995
--------------------------------------------------------------------------------

ASSETS:
Investment in Cash Reserves Portfolio, at value (Note 1) .....    $1,492,685,389
                                                                  ==============

LIABILITIES:
Payable for shares of beneficial interest sold ...............        10,056,602
Dividends payable ............................................         2,221,479
Accrued expenses and other liabilities .......................           310,110
                                                                  --------------
    Total liabilities ........................................        12,588,191
                                                                  --------------

NET ASSETS for 1,480,097,198 shares of beneficial interest
 outstanding .................................................    $1,480,097,198
                                                                  ==============

NET ASSETS CONSIST OF:
Paid-in capital ..............................................    $1,480,097,198
                                                                  ==============

NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE
  PER SHARE  .................................................             $1.00
                                                                           =====

--------------------------------------------------------------------------------
Landmark Institutional Liquid Reserves
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the Year Ended August 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME (Note 1B):
Income from Cash Reserves Portfolio ...........................   $  40,987,757
Allocated expenses from Cash Reserves Portfolio ...............        (679,983)
                                                                  -------------
    Net investment income from Cash Reserves Portfolio ........                           $  40,307,774

EXPENSES:
Shareholder Servicing Agents' fees (Note 3B) ..................       2,029,949
Administrative fees (Note 3A) .................................       1,014,974
Distribution fees (Note 4) ....................................         676,649
Registration fee ..............................................         255,931
Trustees' fees ................................................          22,338
Custodian fees ................................................          19,205
Auditing fees .................................................          14,000
Transfer agent fees ...........................................          12,000
Legal fees ....................................................          11,923
Shareholder reports ...........................................          13,985
Miscellaneous .................................................          10,177
                                                                  -------------
    Total expenses ............................................       4,081,131
    Less aggregate amount waived by Administrator, Shareholder
      Servicing Agents, and Distributor (Notes 3A, 3B, and 4) .      (3,621,189)
                                                                  -------------
      Net expenses ............................................                                 459,942
                                                                                          -------------
      Net investment income ...................................                           $  39,847,832
                                                                                          =============

See notes to financial statements

--------------------------------------------------------------------------------
Landmark Institutional Liquid Reserves
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   YEAR ENDED AUGUST 31,
                                            -----------------------------------
                                                  1995               1994
                                            ---------------     ---------------
FROM INVESTMENT ACTIVITIES:
Net investment income, declared as
 dividends to shareholders (Note 2) ....    $    39,847,832     $    11,293,009
                                            ===============     ===============
TRANSACTIONS IN SHARES OF
 BENEFICIAL INTEREST AT NET ASSET VALUE
 OF $1.00 PER SHARE (NOTE 5):
Proceeds from sale of shares ...........    $ 8,614,176,371     $ 7,615,631,100
Net asset value of shares issued
 to shareholders from reinvestment of
 dividends .............................         22,313,599          10,140,053
Cost of shares repurchased .............     (7,626,433,959)     (7,239,248,845)
                                            ---------------     ---------------
NET INCREASE IN NET ASSETS .............      1,010,056,011         386,522,308
NET ASSETS:
Beginning of period ....................        470,041,187          83,518,879
                                            ---------------     ---------------
End of period ..........................    $ 1,480,097,198     $   470,041,187
                                            ===============     ===============

--------------------------------------------------------------------------------
Landmark Institutional Liquid Reserves
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                  OCTOBER 2, 1992
                                                                                                   (COMMENCEMENT
                                                                YEAR ENDED AUGUST 31,            OF OPERATIONS) TO
                                                              1995                 1994            AUGUST 31, 1993
                                                           ---------             --------        ------------------
Net Asset Value, beginning of period...................    $ 1.00000             $1.00000            $ 1.00000
Net investment income..................................      0.05698              0.03603              0.02871
Less dividends from net investment income..............     (0.05698)            (0.03603)            (0.02871)
                                                           ---------             --------            ---------
Net Asset Value, end of period.........................    $ 1.00000             $1.00000            $ 1.00000
                                                           =========             ========            =========
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000 omitted)................    $1,480,097             $470,041              $83,519
Ratio of expenses to average net assets<F1>............         0.17%                0.23%               0.23%<F2>
Ratio of net investment income to average net assets...         5.70%                3.62%               3.13%<F2>
Total return................................                    5.85%                3.66%               3.21%<F2>
Note: If agents of the Fund and agents of Cash Reserves Portfolio had not waived all or a portion of their fees during the period indicated, the net investment income per share and the ratios would have been as follows:
Net investment income per share........................     $  0.0505             $0.03094             $0.02339
RATIOS:
Expenses to average net assets<F1>.....................         0.84%                0.86%               0.81%<F2>
Net investment income to average net assets.                    5.03%                2.98%               2.55%<F2>

<F1> Includes the Fund's share of Cash Reserves Portfolio's allocated expenses
<F2> Annualized
See notes to financial statements

--------------------------------------------------------------------------------
Landmark Institutional Liquid Reserves
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

(1) SIGNIFICANT ACCOUNTING POLICIES
Landmark Institutional Liquid Reserves (the "Fund") is a separate diversified series of Landmark Institutional Trust (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund invests all of its investable assets in Cash Reserves Portfolio (the "Portfolio"), a management investment company for which Citibank, N.A. ("Citibank") serves as Investment Adviser. The Landmark Funds Broker-Dealer Services, Inc. ("LFBDS") acts as the Trust's Administrator and Distributor. Citibank also serves as Sub-Administrator and makes Fund shares available to customers as Shareholder Servicing Agents.

The Trust seeks to achieve the Fund's investment objective to provide liquidity and as high a level of current income as is consistent with the preservation of capital by investing all of its investable assets in the Portfolio, an open-end, diversified management investment company having the same investment objective as the Fund. The value of such investment reflects the Fund's proportionate interest (31.3% at August 31, 1995) in the net assets of the Portfolio.

The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The significant accounting policies consistently followed by the Fund are in conformity with generally accepted accounting principles and are as follows :

A. INVESTMENT VALUATION -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

B. INVESTMENT INCOME -- The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio.

C. FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its taxable income. Accordingly, no provision for federal income or excise tax is necessary.

D. EXPENSES -- The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and LFBDS. Expenses incurred by the Trust with respect to any two or more Funds in the series are allocated in proportion to the average net assets of each fund, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund's share of the Portfolio's expenses are charged against and reduce the amount of the Fund's investment in the Portfolio.

E. OTHER -- All the net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio at the time of such determination .

(2) DIVIDENDS
The net income of the Fund is determined once daily, as of 3:00 p.m., New York City time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder's Shareholder Servicing Agent) on or prior to the last business day of the month.

(3) ADMINISTRATIVE SERVICES PLAN
The Trust has adopted an Administrative Services Plan which provides that the Trust, on behalf of each Fund, may obtain the services of an Administrator, one or more Shareholder Servicing Agents, and other Servicing Agents and may enter into agreements providing for the payment of fees for such services. Under the Trust's Administrative Services Plan, the aggregate of the fee paid to the Administrator from the Fund under such Plan and of the fees paid to the Shareholder Servicing Agents from the Fund may not exceed 0.45% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year.

A. ADMINISTRATIVE FEES -- Under the terms of an Administrative Services Agreement, LFBDS is entitled to an administrative fee from the Fund, as compensation for overall administrative services and general office facilities, which is accrued daily and paid monthly at an annual rate of 0.15% of the Fund's average daily net assets. The Administrative fees amounted to $1,014,974, of which $914,591 was voluntarily waived for the year ended August 31, 1995. Citibank acts as Sub-Administrator and performs such duties and receives such compensation from LFBDS as from time to time is agreed to by LFBDS and Citibank. The Fund pays no compensation directly to any Trustee or to any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Administrator or its affiliates.

B. SHAREHOLDER SERVICING AGENTS FEES -- The Trust, on behalf of the Fund, has entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which that Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives fees from the Fund, which may be paid periodically, which may not exceed, on an annualized basis, an amount equal to 0.30% of the average daily net assets of the Fund represented by shares owned during the period for which payment has been made by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. The Shareholder Servicing Agents fees amounted to $2,029,949, all of which was voluntarily waived for the year ended August 31, 1995.

(4) DISTRIBUTION FEES
The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund reimburses the Distributor for expenses incurred or anticipated in connection with the sale of shares of the Fund, at an annual rate not to exceed 0.10% of the Fund's average daily net assets of the Fund. The distribution fee amounted to $676,649, all of which was voluntarily waived for the year ended August 31, 1995.

(5) SHARES OF BENEFICIAL INTEREST
The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest ($0.00001 par value).

(6) INVESTMENT TRANSACTIONS
Increases and decreases in the Fund's investment in the Portfolio aggregated $6,192,315,398 and $5,210,030,020 respectively, for the year ended August 31, 1995.

--------------------------------------------------------------------------------
Landmark Institutional Liquid Reserves
--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

TO THE TRUSTEES OF LANDMARK INSTITUTIONAL TRUST (THE TRUST) AND THE SHAREHOLDERS OF LANDMARK INSTITUTIONAL LIQUID RESERVES:

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Landmark Institutional Liquid Reserves (the "Fund"), a series of Landmark Institutional Trust, at August 31, 1995 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at August 31, 1995, provide a reasonable basis for the opinion expressed above.


PRICE WATERHOUSE LLP
Boston, Massachusetts
October 5, 1995

----------------------------------------------------------------------
Cash Reserves Portfolio
----------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS August 31, 1995
----------------------------------------------------------------------
                                  PRINCIPAL
                                   AMOUNT
ISSUER                         (000'S OMITTED)            VALUE
----------------------------------------------------------------------

BANK NOTES--5.3%
Bank of New York
  6.90%, due 11/28/95.........     $ 50,000            $   49,986,402
J.P. Morgan & Co., Inc.
  6.50%, due 5/6/96...........       50,000                49,992,165
National Bank of Detroit
  6.44%, due 4/19/96..........       50,000                50,006,025
Nationsbank, Texas
  7.55%, due 1/9/96...........       25,000                25,003,013
WestDeusche LandsBank
  6.85%, due 3/1/96...........       75,000                75,009,696
                                                       --------------
                                                          249,997,301
                                                       --------------
CERTIFICATES OF DEPOSIT
(EURODOLLARS)--2.5%
Barclays Bank
  6.91%, due 10/17/95.........       42,000                41,996,253
  6.94%, due 10/17/95.........       25,000                25,000,284
Commerzbank AG, N.Y.
  6.76%, due 4/4/96...........       50,000                50,016,855
                                                       --------------
                                                          117,013,392
                                                       --------------
CERTIFICATES OF DEPOSIT
(YANKEE)--33.2%
ABN Amro
  5.77%, due 12/15/95.........       45,000                44,995,579
Banque Paribas
  5.73%, due 1/4/96...........       50,000                50,000,000
Bayerische Landesbank
  5.95%, due 7/18/96..........      150,000               150,000,000
Commerzbank AG, N.Y.
  5.77%, due 12/5/95..........       50,000                49,992,139
Dai Ichi Kangyo Bank, New York
  5.94%, due 9/18/95..........       83,000                83,000,000
  5.80%, due 9/20/95..........       75,000                75,000,000
  5.81%, due 9/29/95..........       50,000                49,993,973
Dresdner Bank
  6.62%, due 3/15/96..........       65,000                65,003,316
Deutsche Bank
  6.02%, due 8/8/96...........       50,000                50,008,433
Fuji Bank
  6.03%, due 9/1/95...........       25,000                25,000,000
  5.80%, due 9/18/95..........      100,000               100,000,000
Industrial Bank of Japan
  5.87%, due 10/30/95.........      200,000               200,000,000
Mitsubishi Bank, New York
  7.35%, due 12/6/95..........       50,000                50,000,000
  7.62%, due 12/29/95.........       25,000                25,014,493
Royal Bank of Canada
  5.72%, due 12/22/95.........       40,000                40,000,000
Sanwa Bank
  5.90%, due 9/25/95..........      100,000               100,000,663
  5.87%, due 10/23/95.........      100,000               100,001,430
Societe Generale Bank
  5.80%, due 9/22/95..........      100,000               100,000,000
  7.41%, due 1/23/96..........       25,000                25,000,930
Sumitomo Bank
  5.81%, due 9/6/95...........      100,000               100,000,138
  5.81%, due 9/7/95...........      100,000               100,000,165
                                                       --------------
                                                        1,583,011,259
                                                       --------------
COMMERCIAL PAPER--21.3%
ABN Amro
  5.63%, due 12/19/95.........       25,000                24,573,840
  5.66%, due 2/21/96..........       45,000                43,776,025
  5.66%, due 2/23/96..........      100,000                97,248,610
Associates Corp.
  5.87%, due 9/1/95...........      100,000               100,000,000
Bankers Trust Corp.
  5.75%, due 12/29/95.........       70,000                68,669,514
Cregem North America
  5.565%, due 12/15/95........       50,000                49,188,438
General Electric Co.
  5.87%, due 9/1/95...........      100,000               100,000,000
General Electric Capital Co.
  6.73%, due 10/16/95.........       25,000                24,789,688
Goldman Sachs
  5.85%, due 9/14/95..........      150,000               149,683,125
Kingdom of Sweden
  5.95%, due 1/10/96..........       25,000                24,458,715
  5.58%, due 2/21/96..........       80,000                77,854,800
Svenska Handelsbanken
  5.73%, due 9/15/95..........      106,000               105,763,797
UBS Finance Delaware, Inc.
  5.82%, due 9/1/95...........      150,000               150,000,000
                                                       --------------
                                                        1,016,006,552
                                                       --------------
FLOATING RATE NOTES--28.1%
Bank One, Chicago
  6.06%, due 2/12/96..........       50,000                50,000,000
Bank One, Dayton
  5.94%, due 8/30/96..........       70,000                69,959,162
Bank One, Milwaukee
  5.96%, due 8/28/96..........       76,000                75,970,150
Bankers Trust Corp.
  6.10%, due 9/29/95..........       90,000                90,000,000
  6.01%, due 12/18/95.........       70,000                70,000,000
Beneficial Corp.
  6.04%, due 6/17/96..........      100,000               100,000,000
  5.95%, due 8/26/96..........      100,000                99,950,954
Boatments First National Bank,
 Kansas
  6.10%, due 2/14/96..........       40,000                40,000,000
FCC National Bank, Delaware
  6.08%, due 12/20/95.........       50,000                50,000,000
Federal National Mortgage
 Association
  5.95%, due 10/16/95.........      150,000               149,997,300
General Electric Capital Co.
  6.025%, due 2/16/96.........       50,000                49,991,923
J.P. Morgan & Co., Inc.
  6.00%, due 3/8/96...........       75,000                74,981,023
Key Bank, N.Y.
  5.76%, due 9/26/95..........      150,000               149,898,450
  6.00%, due 9/26/95..........       50,000                49,997,260
Merrill Lynch & Co., Inc.
  6.017%, due 12/4/95.........      140,000               140,000,000
Society National Bank
  6.00%, due 9/6/95...........       50,000                49,999,397
SMMTrust
  5.895%, due 6/14/96.........       30,000                30,000,000
                                                       --------------
                                                        1,340,745,619
                                                       --------------
MEDIUM TERM NOTES--1.1%
General Electric Capital Co.
  6.55%, due 3/25/96..........       50,000                49,974,741
                                                       --------------
TIME DEPOSIT--2.4%
Chemical Bank
  5.875%, due 9/1/95..........      116,518               116,518,000
                                                       --------------
UNITED STATES GOVERNMENT
AGENCY--9.1%
Federal Farm Credit Bank
  5.75%, due 8/1/96...........      100,000                99,961,557
Federal National Mortgage
 Association
  6.86%, due 2/28/96..........       35,000                34,985,167
  5.813%, due 7/5/96..........      100,000                99,918,632
  5.725%, due 8/16/96.........      100,000                99,944,230
  5.76%, due 9/3/96...........      100,000                99,952,000
                                                       --------------
                                                          434,761,586
                                                       --------------
UNITED STATES TREASURY--3.0%
United States Treasury Bills
  5.49%, due 8/22/96..........       25,000                23,642,750
  5.52%, due 8/22/96..........       25,000                23,635,333
  5.535%, due 8/22/96.........       50,000                47,263,250
  5.55%, due 8/22/96..........       50,000                47,255,833
                                                       --------------
                                                          141,797,166
                                                       --------------
TOTAL INVESTMENTS
   AT AMORTIZED COST..........       106.0%             5,049,825,616
OTHER ASSETS, LESS LIABILITIES        (6.0%)             (284,419,511)
                                     ------            --------------
NET ASSETS....................       100.0%            $4,765,406,105
                                     ======            ==============

See notes to financial statements

--------------------------------------------------------------------------------
Cash Reserves Portfolio
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES August 31, 1995
--------------------------------------------------------------------------------

ASSETS:
Investments at value (Note 1A)............................        $5,049,825,616
Cash......................................................                   609
Interest receivable.......................................            41,822,762
                                                                  --------------
    Total assets..........................................        $5,091,648,987
                                                                  --------------
LIABILITIES:
Payable for investments purchased.........................           325,869,262
Payable to affiliate--investment advisory fee (Note 2A)...               290,532
Accrued expenses and other liabilities....................                83,088
                                                                  --------------
    Total liabilities.....................................           326,242,882
                                                                  --------------
NET ASSETS ...............................................        $4,765,406,105
                                                                  ==============
REPRESENTED BY:
Paid-in capital for beneficial interests..................        $4,765,406,105
                                                                  ==============

--------------------------------------------------------------------------------
Cash Reserves Portfolio
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the Year Ended August 31, 1995
--------------------------------------------------------------------------------

INTEREST INCOME (Note 1B)......................                    $163,277,950
EXPENSES:
Investment advisory fees (Note 2A).............   $  4,097,854
Administrative fees (Note 2B)..................      1,365,951
Custodian fees.................................        782,540
Trustees' fees.................................         40,605
Auditing fees..................................         40,500
Amortization of organization expenses..........          7,878
Legal fees.....................................          6,167
Miscellaneous..................................         65,368
                                                  ------------
     Total expenses............................      6,406,863

     Less aggregate amount waived by Investment
       Adviser and Administrator
      (Notes 2A and 2B)........................    (3,672,112)
                                                  ------------
     Net expenses..............................                       2,734,751
                                                                   ------------
     Net investment income.....................                    $160,543,199
                                                                   ============

See notes to financial statements

--------------------------------------------------------------------------------
Cash Reserves Portfolio
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                               YEAR ENDED AUGUST 31,
                                         ----------------------------------
                                              1995               1994
                                         ----------------   ---------------

INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS:
Net investment income................... $    160,543,199  $     46,640,474
                                         ----------------  ----------------
CAPITAL TRANSACTIONS:
Proceeds from contributions............    23,437,948,762    11,522,208,314
Value of withdrawals...................   (20,980,446,443)  (10,202,958,307)
                                         ----------------  ----------------
Net increase in net assets from capital
  transactions ........................     2,457,502,319     1,319,250,007
                                         ----------------  ----------------

NET INCREASE IN NET ASSETS ............     2,618,045,518     1,365,890,481
NET ASSETS:
Beginning of period....................     2,147,360,587       781,470,106
                                         ----------------  ----------------
End of period..........................  $  4,765,406,105  $  2,147,360,587
                                         ================  ================

--------------------------------------------------------------------------------
Cash Reserves Portfolio
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                       YEAR ENDED AUGUST 31,
                                                       -----------------------------------------------------
                                                        1995       1994       1993        1992        1991
                                                        ----       ----       ----        ----        ----
RATIOS/SUPPLEMENTAL DATA:
Net assets (000 omitted).....................     $4,765,406  $2,147,361   $781,470   $901,024     $847,811
Ratio of expenses to average net assets......          0.10%       0.11%      0.20%      0.25%        0.25%
Ratio of net investment income to
  average net assets.........................          5.88%       3.87%      3.15%      4.42%        6.75%
  Note: If agents of the Portfolio had not voluntarily waived a portion of their fees for the periods indicated, the ratios would have been as follows:

RATIOS:
Expenses to average net assets...............          0.23%       0.24%      0.25%      0.25%        0.25%
Net investment income to average net assets..          5.75%       3.74%      3.10%      4.42%        6.75%

See notes to financial statements

--------------------------------------------------------------------------------
Cash Reserves Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
(1) SIGNIFICANT ACCOUNTING POLICIES
Cash Reserves Portfolio (the "Portfolio") is registered under the U.S. Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Administrator and Citibank, N.A. ("Citibank") acts as the Investment Adviser.

The significant accounting policies consistently followed by the Portfolio are in conformity with U.S. generally accepted accounting principles and are as follows:

A. VALUATION OF INVESTMENTS -- Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio's use of amortized cost is subject to the Portfolio's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

B. INTEREST INCOME AND EXPENSES -- Interest income consists of interest accrued and discount earned (including both original issue and market discount) on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG.

C. U.S. FEDERAL INCOME TAXES -- The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

D. REPURCHASE AGREEMENTS -- It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

E. OTHER -- Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

(2) INVESTMENT ADVISORY FEE AND ADMINISTRATIVE FEE
A. INVESTMENT ADVISORY FEE -- The investment advisory fee paid to Citibank, as compensation for overall investment management services, amounted to $4,097,854, of which $2,306,161 was voluntarily waived for the year ended August 31, 1995. The investment advisory fee is computed at an annual rate of 0.15% of the Portfolio's average daily net assets.

B. ADMINISTRATIVE FEE -- Under the terms of an Administrative Services Agreement, the administrative fee paid to the Administrator, as compensation for overall administrative services and general office facilities, is computed at the annual rate of 0.05% of the Portfolio's average daily net assets. The administrative fee amounted to $1,365,951, all of which was voluntarily waived for the year ended August 31, 1995. The Portfolio pays no compensation directly to any Trustee or to any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Administrator or its affiliates.

(3) INVESTMENT TRANSACTIONS
Purchases, maturities and sales of money market instruments aggregated $145,318,101,772 and $142,492,747,680, respectively, for the year ended August 31, 1995.

(4) LINE OF CREDIT
The Portfolio, along with other Landmark Funds, entered into an agreement with a bank which allows the Funds collectively to borrow up to $40 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. In addition, the $15 million committed portion of the line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended August 31, 1995, the commitment fee allocated to the Portfolio was $19,641. Since the line of credit was established, there have been no borrowings.

--------------------------------------------------------------------------------
Cash Reserves Portfolio
--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

TO THE TRUSTEES AND THE INVESTORS OF CASH RESERVES PORTFOLIO:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Cash Reserves Portfolio (the "Portfolio") as at August 31, 1995 and the related statements of operations and of changes in net assets and the financial highlights for the periods indicated. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with U.S. generally accepted auditing standards. Those standards require that we plan and perform an audit to obtain reasonable assurance whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at August 31, 1995, by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for our opinion.

In our opinion, these financial statements present fairly, in all material respects, the financial position of the Portfolio as at August 31, 1995, the results of its operations and the changes in its net assets and the financial highlights for the periods indicated in accordance with U.S. generally accepted accounting principles.




PRICE WATERHOUSE
Chartered Accountants

Toronto, Ontario
October 5, 1995

--------------------------------------------------------------------------------
SHAREHOLDER
SERVICING AGENTS
--------------------------------------------------------------------------------

FOR CITIBANK PRIVATE BANKING CLIENTS:
Citibank, N.A.
The Citibank Private Bank
153 East 53rd Street, New York, NY 10043
Call Your Citibank Private Banking Account Officer,
Investment Specialist or (212) 559-5959

FOR CITIBANK GLOBAL ASSET MANAGEMENT CLIENTS:
Citibank, N.A.
Citibank Global Asset Management
153 East 53rd Street, New York, NY 10043
(212) 559-7117

FOR CITIBANK NORTH AMERICAN INVESTOR
SERVICES CLIENTS:
Citibank, N.A.
111 Wall Street, New York, NY 10043
Call Your Account Manager or (212) 657-9100



LANDMARK
FUNDS

MONEY MARKET FUNDS:
Cash Reserves
Premium Liquid Reserves
Institutional Liquid Reserves

U.S. Treasury Reserves
Premium U.S. Treasury Reserves
Institutional U.S. Treasury Reserves

Tax Free Reserves
California Tax Free Reserves
Connecticut Tax Free Reserves
New York Tax Free Reserves

STOCK & BOND FUNDS:
U.S. Government Income Fund
Intermediate Income Fund
National Tax Free Income Fund
New York Tax Free Income Fund

Balanced Fund
Equity Fund
International Equity Fund
Small Cap Equity Fund
Emerging Asian Markets Equity Fund

TRUSTEES AND OFFICERS
Philip W. Coolidge*, President
Riley C. Gilley
Diana Harrington
Susan B. Kerley

ASSISTANT TREASURER
Barbara M. O'Dette*

ASSISTANT SECRETARIES
Susan Jakuboski*
Molly S. Mugler*
*Affiliated Person of Administrator and Distributor

------------------------| |----------------------------

INVESTMENT ADVISER
(OF CASH RESERVES PORTFOLIO):
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

ADMINISTRATOR AND DISTRIBUTOR
The Landmark Funds Broker-Dealer Services, Inc.
6 St. James Avenue, Boston, MA 02116
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
Price Waterhouse LLP
160 Federal Street, Boston, MA 02110

LEGAL COUNSEL
Bingham, Dana & Gould
150 Federal Street, Boston, MA 02110

------------------------| |----------------------------

SHAREHOLDER SERVICING AGENTS
(See Inside Cover)

This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

This Report is Prepared & Printed on Recycled Paper [Recycle Logo]
IM/ILR/A/95